Leases (Tables)	6 Months Ended
Jul. 31, 2019
Leases [Abstract]
Schedule of operating lease maturity
The following table summarizes the future minimum lease payments under the Group's lease liabilities:

	July 31, 2019	January 31, 2019	January 31, 2018
Maturity of lease liabilities	£000s	£000s	£000s
Fiscal year ended January 31,
2019	N/A	N/A	323
2020 (remaining 6 months as at July 31, 2019)	179	358	358
2021	358	358	358
2022	294	294	294
2023	55	55	55
Total minimum lease payments	886	1,065	1,388
Less: imputed interest	(42)	(60)	(102)
Total lease liabilities	844	1,005	1,286

Liabilities
Current lease liabilities	358	358	324
Non-current lease liabilities	486	647	962
	844	1,005	1,286

Schedule of lease costs and other information
The following table contains a summary of the lease costs recognized under IFRS 16 and other information pertaining to the Group’s leases for the three and six months ended July 31, 2019:

	Three months ended July 31, 2019	Three months ended July 31, 2018	Six months ended July 31, 2019	Six months ended July 31, 2018
	£000s	£000s	£000s	£000s
Lease cost
Depreciation	88	87	175	174
Interest expense	9	11	18	23
Total lease cost	97	98	193	197

Other information
Lease payments	90	75	179	159